Operating Leases - Schedule of Weighted Average Remaining Lease Terms and Discount Rate for Our Operating Leases (Details)	Sep. 30, 2019
Leases [Abstract]
Weighted average remaining lease term (years) for our facility and equipment leases	2 years 7 months 6 days
Weighted average discount rate for our facility and equipment leases	8.00%